Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001771885
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-39152
Entity Registrant Name	Quantum Biopharma Ltd.
Entity Address, Address Line One	199 Bay St.
Entity Address, Address Line Two	Suite 4000
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5L 1A9
Entity Address, Country	CA
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31